INVENTORIES	6 Months Ended
Jun. 30, 2015
INVENTORIES
(5)	INVENTORIES

	December 31, 2014	June 30, 2015
Inventories consist of the following:
Raw materials	3,347	2,560
Work in progress	31,477	21,359
Supplies	16,355	15,024
Finished goods	20,266	27,319
Project assets	40,094	40,412
Costs in excess of billings on uncompleted contracts	4,770	0

	116,309	106,674

Write-downs of raw materials, work in progress, supplies, finished goods and project assets were US$22,574 and US$3,982 during the six-month periods ended June 30, 2014 and 2015, respectively, and are included in cost of goods sold.